Accounting Changes	12 Months Ended
Dec. 31, 2021
Accounting Changes
Accounting Changes

NOTE B. ACCOUNTING CHANGES

New Standards to be Implemented

Disclosures about Government Assistance

Standard/Description–Issuance date: November 2021. This guidance requires an entity to provide certain annual disclosures about government assistance received and accounted for by applying a grant or contribution accounting model by analogy.

Effective Date and Adoption Considerations–The guidance is effective for annual disclosures beginning in 2022 and early adoption was permitted. The company will adopt the guidance as of the effective date.

Effect on Financial Statements or Other Significant Matters–As the guidance is a change to disclosures only, the company does not expect it to have a material impact in the consolidated financial results.

Lessors–Certain Leases with Variable Lease Payments

Standard/Description–Issuance date: July 2021. This guidance modifies a lessor’s accounting for certain leases with variable lease payments that resulted in the recognition of a day-one loss even if the lessor expected the arrangement to be profitable overall. The amendment requires these types of lease contracts to be classified as operating leases which eliminates any recognition of a day-one loss.

Effective Date and Adoption Considerations–The amendment is effective January 1, 2022 and early adoption is permitted. The company adopted the guidance on a prospective basis as of the effective date.

Effect on Financial Statements or Other Significant Matters–The guidance is not expected to have a material impact in the consolidated financial results.

Standards Implemented

Revenue Contracts with Customers Acquired in a Business Combination

Standard/Description–Issuance date: October 2021. This guidance requires that an acquirer recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with revenue guidance, as if it had originated the contracts. Deferred revenue acquired in a business combination is no longer required to be measured at its fair value, but rather will generally be recognized at the same basis as the acquiree.

Effective Date and Adoption Considerations–The amendment is effective January 1, 2023, and early adoption is permitted, including adoption in an interim period. The company adopted the guidance as of October 1, 2021 using the retrospective transition method whereby the new guidance was applied to all business combinations that occurred in the year ended December 31, 2021.

Effect on Financial Statements or Other Significant Matters–The guidance did not have a material impact in the consolidated financial results. The impact of the guidance in IBM’s future financial results will be dependent on the nature and size of its acquisitions.

Simplifying the Accounting for Income Taxes

Standard/Description–Issuance date: December 2019. This guidance simplifies various aspects of income tax accounting by removing certain exceptions to the general principle of the guidance and also clarifies and amends existing guidance to improve consistency in application.

Effective Date and Adoption Considerations–The guidance was effective January 1, 2021 and early adoption was permitted. The company adopted the guidance on a prospective basis as of the effective date.

Effect on Financial Statements or Other Significant Matters–The guidance did not have a material impact in the consolidated financial results.

Reference Rate Reform

Standard/Description–Issuance date: March 2020, with amendments in 2021. This guidance provides optional expedients and exceptions for applying GAAP to contract modifications, hedging relationships, and other transactions affected by the discontinuation of the London Interbank Offered Rate (LIBOR) or by another reference rate expected to be discontinued, subject to meeting certain criteria.

Effective Date and Adoption Considerations–The guidance is effective as of March 12, 2020 through December 31, 2022.

Effect on Financial Statements or Other Significant Matters–The company made a policy election in the first quarter of 2020 to adopt the practical expedient which allows for the continuation of fair value hedge accounting for interest rate derivative contracts upon the transition from LIBOR to Secured Overnight Financing Rate (SOFR) or another reference rate alternative, without any impact to the Consolidated Income Statement. The replacement of the LIBOR benchmark within the company’s interest rate risk management activities did not have a material impact in the consolidated financial results.

Simplifying the Test for Goodwill Impairment

Standard/Description–Issuance date: January 2017. This guidance simplifies the goodwill impairment test by removing Step 2. It also requires disclosure of any reporting units that have zero or negative carrying amounts if they have goodwill allocated to them.

Effective Date and Adoption Considerations–The guidance was effective January 1, 2020 and early adoption was permitted. The company adopted the guidance on a prospective basis as of the effective date.

Effect on Financial Statements or Other Significant Matters–The guidance did not have a material impact in the consolidated financial results.

Financial Instruments–Credit Losses

Standard/Description–Issuance date: June 2016, with amendments in 2018, 2019, and 2020. This changes the guidance for credit losses based on an expected loss model rather than an incurred loss model. It requires the consideration of all available relevant information when estimating expected credit losses, including past events, current conditions and forecasts and their implications for expected credit losses. It also expands the scope of financial instruments subject to impairment, including off-balance sheet commitments and residual value.

Effective Date and Adoption Considerations–The guidance was effective January 1, 2020 with one-year early adoption permitted. The company adopted the guidance as of the effective date, using the transition methodology whereby prior comparative periods were not retrospectively presented in the Consolidated Financial Statements.

Effect on Financial Statements or Other Significant Matters–At January 1, 2020, an increase in the allowance for credit losses of $81 million was recorded for accounts receivable–trade and financing receivables (inclusive of its related off-balance sheet commitments). Additionally, net deferred taxes were reduced by $14 million in the Consolidated Balance Sheet, resulting in a cumulative effect net decrease to retained earnings of $66 million.

For all other standards that the company adopted in the periods presented, there was no material impact in the consolidated financial results.